Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
17. Subsequent Events
The Company has evaluated events and transactions occurring subsequent to September 30, 2025 through November 6, 2025, the date the condensed consolidated financial statements were issued.
On November 5, 2025, the Company entered into a license agreement for CR-002 consistent with those terms under the Antibody Paragon Option Agreement, as further described in Note 11, including the requirement to make non-refundable milestone payments to Paragon of up to $46.0 million upon the achievement of certain clinical development and regulatory milestones, as well as tiered royalty payments in the low-to-mid single-digits beginning on the first commercial sale of each developed product.
Events Subsequent to Original Issuance of Condensed Consolidated Financial Statements
In connection with the reissuance of the condensed consolidated financial statements, the Company has evaluated subsequent events through December 12, 2025, the date the condensed consolidated financial statements were reissued.
On December 2, 2025, the Company entered into Amendment No. 1 (the “Amendment”) to the License Agreement, dated April 28, 2025, by and between the Company and Paragon Therapeutics, Inc., a Delaware corporation (the “Paragon License”), relating to CR-001. The purpose of the Amendment was to amend certain terms of the Paragon License for the sole purpose of accommodating and aligning with the sublicense for the CR-001 License Agreement with Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. (“Kelun-Biotech”) as discussed below.
Strategic Transaction with Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.
On December 2, 2025, the Company entered into two license agreements with Kelun-Biotech, each of which is described below.
On December 2, 2025, the Company and Kelun-Biotech entered into a License Agreement (the “CR-001 License Agreement”) under which the Company granted Kelun-Biotech an exclusive, royalty-bearing license to research, develop, manufacture and commercialize CR-001, Crescent’s proprietary bispecific antibody directed to VEGF and PD-1, in greater China (including mainland China, Hong Kong, Macau and Taiwan) (collectively, the “SKB Territory”). Crescent retains all rights to CR-001 outside the SKB Territory. Under the CR-001 License Agreement, Kelun-Biotech is responsible for development, manufacturing, regulatory and commercial activities for CR-001 in the SKB Territory, and is obligated to use commercially reasonable efforts to develop and commercialize at least one CR-001 product candidate in the SKB Territory.
Under the CR-001 License Agreement, Kelun-Biotech will pay the Company the following: $20.0 million within 30 days of signing, up to $30.0 million development milestone payments, and tiered royalties ranging from low- to mid-single digits based on annual nets sales in the SKB Territory, subject to customary reductions and a royalty floor on reductions. Additionally, the Company may be required to pay Kelun-Biotech $5.0 million if Kelun-Biotech initiates a Crescent approved combination study with CR-001 prior to December 31, 2026.
The CR-001 License Agreement includes initial supply of CR-001 drug product, a data-sharing framework, know-how and manufacturing technology transfer provisions, intellectual property provisions, and customary termination rights, including reversion and license-back mechanics in specified circumstances.
On December 2, 2025, the Company and Kelun-Biotech entered into a License and Collaboration Agreement (the “SKB105 License Agreement”), under which Kelun-Biotech granted the Company an exclusive license to research, develop, manufacture and commercialize SKB105, Kelun-Biotech’s proprietary integrin beta-6-directed antibody-drug conjugate, in all territories outside the SKB Territory. The Company is responsible for all development, manufacturing, regulatory and commercial activities for SKB105 outside the SKB Territory and is obligated to use commercially reasonable efforts to develop, obtain regulatory approval for, manufacture (or have manufactured) and commercialize at least one SKB105 product in the United States and at least three (3) major European markets.
Under the SKB105 License Agreement, the Company has agreed to pay Kelun-Biotech the following: $80.0 million within 30 days of signing, up to $345.0 million in development milestone payments, up to $902.5 million in sales-based milestone payments, tiered royalties ranging from mid-single digits to low-double digits based on annual net sales, subjected to customary reductions and a royalty floor, sublicense and divestiture revenue-sharing payments of low double-digit percentages of any sublicense or divestiture consideration on account of SKB105 paid or payable to the Company within 18 months after the effective date of the definitive agreement in connection with any such triggering transaction, and a potential payment of low-single digits to low-double digits of any change of control consideration (including cash or any other consideration) received by equity holders of the Company if the Company undergoes a qualifying change-of-control transaction within 24 months
The SKB105 License Agreement includes initial supply of SKB105 drug product, a data-sharing arrangement, know-how and manufacturing technology transfer provisions, intellectual property provisions, and customary termination rights, including reversion and license-back mechanics in specified circumstances.
Private Placement
On December 4, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) for a private placement (the “Private Placement”) with certain institutional and other accredited investors (each, a “Purchaser” and collectively, the “Purchasers”). The closing of the Private Placement (the “Closing”) occurred on December 8, 2025, subject to the satisfaction of customary closing conditions.
Pursuant to the Purchase Agreement, the Purchasers agreed to purchase an aggregate of 13,795,685 ordinary shares with a par value of US$0.001 per share of the Company (the “Ordinary Shares”), at a purchase price per share of $13.41 (or, for certain investors in lieu of Ordinary Shares, pre-funded warrants (the “Pre-Funded Warrants”) to purchase shares of Ordinary Shares (the “Pre-Funded Warrant Shares”), at a purchase price per underlying Pre-Funded Warrant Share of $13.409, which represents the per share purchase price of the Ordinary Shares less the $0.001 per share exercise price for each Pre-Funded Warrant), for an aggregate purchase price of approximately $185.0 million.
The Pre-Funded Warrants will be exercisable at any time after the date of issuance. A holder of Pre-Funded Warrants may not exercise the warrant if the holder, together with its affiliates, would beneficially own more than 9.99% of the number of Ordinary Shares outstanding immediately after giving effect to such exercise. A holder of Pre-Funded Warrants may increase or decrease this percentage to a percentage not in excess of 19.99% by providing at least 61 days’ prior notice to the Company.
Subsequent Events The Company has evaluated events and transactions occurring subsequent to December 31, 2024 through February 18, 2025, the date at which the financial statements are available to be issued.